CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF INCOME
NET SALES	R$ 69,858,532	R$ 67,026,656	R$ 68,916,447
Cost of sales	(61,891,039)	(57,823,416)	(57,583,992)
GROSS PROFIT	7,967,493	9,203,240	11,332,455
Selling expenses	(782,351)	(762,560)	(716,195)
General and administrative expenses	(1,338,443)	(1,404,059)	(1,491,441)
Other operating income	164,476	306,426	1,033,506
Other operating expenses	(392,976)	(999,002)	(522,476)
Recovery of Eletrobras Compulsory Loan		100,860
Results in operations with subsidiary and joint ventures		808,367
Impairment of financial assets	(10,249)	(30,910)	(10,728)
Impairment of assets	(1,964,504)	(199,627)
Equity in earnings of unconsolidated companies	95,622	464,467	827,606
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	3,739,068	7,487,202	10,452,727
Financial income	693,610	726,154	903,019
Financial expenses	(2,073,372)	(1,508,339)	(1,396,789)
Exchange variations, net	210,767	(1,064,401)	(850,375)
Tax credits monetary update			253,002
(Losses) Gains on financial instruments, net	(45,626)	(176,901)	(14,979)
INCOME BEFORE TAXES	2,524,447	5,463,715	9,346,605
Current	(1,119,427)	(1,159,640)	(1,810,459)
Deferred	13,418	294,987	837
Income and social contribution taxes	(1,106,009)	(864,653)	(1,809,622)
NET INCOME	1,418,438	4,599,062	7,536,983
ATTRIBUTABLE TO:
Owners of the parent	1,387,020	4,566,317	7,501,565
Non-controlling interests	31,418	32,745	35,418
NET INCOME	1,418,438	4,599,062	7,536,983
Preferred shares
ATTRIBUTABLE TO:
Owners of the parent	R$ 889,982	R$ 2,992,259	R$ 4,925,549
EARNINGS PER SHARE
Basic earnings per share - (R$)	R$ 0.69	R$ 2.18	R$ 3.57
Diluted earnings per share - (R$)	R$ 0.69	R$ 2.18	R$ 3.56
Common shares
ATTRIBUTABLE TO:
Owners of the parent	R$ 497,038	R$ 1,574,058	R$ 2,576,016
EARNINGS PER SHARE
Basic earnings per share - (R$)	R$ 0.69	R$ 2.18	R$ 3.57
Diluted earnings per share - (R$)	R$ 0.69	R$ 2.18	R$ 3.56